Cover	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	NATURE’S SUNSHINE PRODUCTS, INC.
Entity Incorporation, State or Country Code	UT
Entity File Number	001-34483
Entity Tax Identification Number	87-0327982
Entity Address, Address Line One	2901 West Bluegrass Blvd., Suite 100
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	801
Local Phone Number	341-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	NATR
Entity Emerging Growth Company	false
Entity Central Index Key	0000275053
Amendment Flag	false